Long-term assets (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of intangible assets useful lives	Estimated useful lives are:

Years
Estimated useful lives
Trademarks	1 to 15
Customer lists	4 to 20

Movements in intangible assets and goodwill
Movements in intangible assets in 2022

	Goodwill	Licenses	Customer Lists	IRUs	Trademark	Other (i)	Total
	(US$ millions)
Opening balance, net	4,098	1,120	970	71	920	379	7,558
Additions	—	195	—	1	—	150	345
Amortization charge	—	(96)	(106)	(14)	(1)	(130)	(345)
Impairment (ii)	—	—	—	—	—	(6)	(6)
Disposals, net	—	(9)	—	—	—	—	(9)
Transfer to/from held for sale	(12)	(18)	—	(17)	(10)	(2)	(57)
Transfers	—	(7)	—	3	—	28	24
Exchange rate movements	(26)	(91)	—	(4)	—	(25)	(147)
Closing balance, net	4,059	1,094	864	40	910	394	7,361
Cost or valuation	4,059	1,786	1,199	158	1,237	1,133	9,573
Accumulated amortization and impairment	—	(692)	(335)	(118)	(327)	(740)	(2,212)
Net	4,059	1,094	864	40	910	394	7,361

Movements in intangible assets in 2021

	Goodwill	Licenses	Customer Lists	IRUs	Trademark	Other (i)	Total
	(US$ millions)
Opening balance, net	1,659	870	423	86	77	289	3,403
Change in scope (see note A.1.2.)	2,472	370	605	2	910	25	4,384
Additions	—	29	—	—	—	135	164
Amortization charge	—	(82)	(56)	(14)	(67)	(100)	(320)
Impairment	—	—	—	—	—	(1)	(1)
Disposals, net	—	—	—	—	—	(1)	(1)
Transfers	—	—	—	2	1	46	49
Exchange rate movements	(33)	(67)	(1)	(5)	—	(15)	(121)
Closing balance, net	4,098	1,120	970	71	920	379	7,558
Cost or valuation	4,098	1,778	1,209	206	1,251	1,059	9,602
Accumulated amortization and impairment	—	(658)	(239)	(135)	(331)	(681)	(2,044)
Net	4,098	1,120	970	71	920	379	7,558
(i)    Other includes mainly software costs
(ii) During the year ended December 31, 2022, Millicom early terminated an IT software contract and also decommissioned the existing software. As a result, Millicom recorded a settlement provision of $7 million under operating expenses and recorded a decommissioning cost of this software for a total amount of $12 million, as accelerated amortization and impairment charges.
Cash used for purchases of long-term assets
Cash used for intangible asset additions

	2022	2021	2020
	(US$ millions)
Additions	258	127	419
Change in accruals and payables for intangibles	(79)	(29)	(315)
Cash used for additions	179	98	101
Cash used for property, plant and equipment

	2022	2021	2020
	(US$ millions)
Additions	823	787	649
Change in advances to suppliers	(3)	(6)	(4)
Change in accruals and payables for property, plant and equipment	(20)	(40)	(22)
Other	—	(1)	(1)
Cash used	800	740	622

Allocation of goodwill to cash generating units
Allocation of Goodwill to cash generating units (CGUs)

	2022	2021
	(US$ millions)
Guatemala (see note A.1.2.)	2,470	2,472
Panama	907	907
El Salvador	194	194
Costa Rica	118	110
Paraguay	44	47
Colombia	123	149
Tanzania	—	12
Nicaragua	199	203
Bolivia	3	3
Total	4,059	4,098

Allocation of indefinite useful life trademarks to cash generating units (CGUs)

	2022	2021
	(US$ millions)
Guatemala	910	910
Tanzania	—	10
Total	910	920
The most significant estimates used for the 2022 and 2021 impairment test are shown below:

CGU	Average EBITDA margin (%) (i)		Average CAPEX intensity (%) (i)		Perpetual growth rate (%)		WACC rate after tax (%)
	2022	2021	2022	2021	2022	2021	2022	2021
Bolivia	41.2	42.7	15.2	16.6	1.0	1.0	9.8	11.6
Colombia	36.0	36.1	17.2	17.4	2.0	2.0	11.4	8.9
Guatemala	51.2	54.7	11.6	12.3	1.0	1.0	10.1	8.4
Costa Rica	37.5	35.5	15.5	15.1	2.0	2.0	11.8	11.1
El Salvador	41.0	39.3	13.0	12.9	1.0	1.0	14.1	14.7
Nicaragua	46.8	45.9	14.5	16.0	2.5	3.0	15.0	12.5
Panamá	46.9	47.0	14.9	17.2	1.0	1.0	8.8	7.0
Paraguay	44.5	42.6	14.9	15.4	1.0	1.0	10.0	8.3
Tanzania	n/a	38.0	n/a	12.5	n/a	1.0	n/a	13.2

(i) Average is computed over the period covered by the plan.
Management performed a sensitivity analysis on key assumptions within the test. The following maximum increases or decreases, expressed in percentage points, were considered for all CGUs:

Reasonable changes in key assumptions (%)
Financial variables	2022	2021
WACC rates	+/- 2	+/-1
Perpetual growth rates	+/-1	+/-1
Operating variables
EBITDA margin	+/-2	+/-2
CAPEX intensity	+/-1	+/-1
At December 31, 2022, the sensitivity analysis shows a comfortable headroom between the recoverable amounts and the carrying values for all CGUs, except for Colombia and Nicaragua.
If the assumptions used in the impairment test were changed to a greater extent than as presented in the following table, the changes would, in isolation, trigger a potential impairment loss being recognised in the year ended December 31, 2022.

Change required for carrying value to equal recoverable amount	CGU
	Colombia	Nicaragua
Financial variables
WACC rate	+82bps	+117bps
Perpetual growth rates	n/a	n/a
Operating variables
Average EBITDA margin	-107bps	n/a
CAPEX intensity	+13bps	n/a
At December 31, 2021the sensitivity analysis shows a comfortable headroom between the recoverable amounts and the carrying values for all CGUs.

Schedule of property, plant and equipment and movements in tangible assets

Estimated useful lives	Duration
Buildings	Up to 40 years
Networks (including civil works)	5 to 15 years
Other	2 to 7 years
Movements in tangible assets in 2022

	Network Equipment	Land and Buildings	Construction in Progress	Other(i)	Total
	(US$ millions)
Opening balance, net	2,691	200	428	63	3,382
Additions	157	3	655	9	823
Impairments/reversal of impairment, net	—	—	—	1	—
Disposals, net	(16)	(5)	(8)	—	(29)
Depreciation charge	(791)	(21)	—	(28)	(840)
Asset retirement obligations	17	—	—	—	18
Transfers	577	22	(632)	12	(21)
Transfer from/(to) assets held for sale (see note E.4)	(141)	(6)	(13)	(6)	(166)
Exchange rate movements	(153)	(12)	(11)	(2)	(178)
Closing balance, net	2,340	180	418	50	2,989
Cost or valuation	8,071	348	418	345	9,183
Accumulated depreciation and impairment	(5,731)	(168)	—	(296)	(6,194)
Net at December 31, 2022	2,340	180	418	50	2,989

Movements in tangible assets in 2021

	Network equipment	Land and buildings	Construction in progress	Other(i)	Total
	(US$ millions)
Opening balance, net	2,175	185	308	87	2,755
Change in Scope (see note A.1.2.)	657	35	29	6	727
Additions	30	—	752	4	787
Impairments/reversal of impairment, net	—	—	(3)	(1)	(4)
Disposals, net	(10)	—	(4)	—	(14)
Depreciation charge	(651)	(16)	—	(73)	(739)
Asset retirement obligations	31	1	—	—	32
Transfers	572	5	(646)	41	(28)
Exchange rate movements	(114)	(10)	(7)	(2)	(133)
Closing balance, net	2,691	200	428	63	3,382
Cost or valuation	8,512	358	428	385	9,683
Accumulated depreciation and impairment	(5,821)	(158)	—	(322)	(6,301)
Net at December 31, 2021	2,691	200	428	63	3,382
(i) Other mainly includes office equipment and motor vehicles.
Disclosure of movement in right of use assets
Movements in right of use assets in 2022

Right-of-use assets	Land and buildings	Sites rental	Tower rental	Other network equipment	Capacity	Other	Total
	(US$ millions)
Opening balance, net	169	201	587	25	29	13	1,024
Additions	23	23	77	2	—	2	127
Modifications	11	18	104	1	—	1	135
Impairments	(1)	—	—	—	—	—	(1)
Disposals	(3)	(1)	(5)	—	—	—	(9)
Depreciation	(38)	(42)	(83)	(4)	(5)	—	(173)
Asset retirement obligations	—	2	—	1	—	—	3
Transfer to/from held for sale	(3)	(2)	(158)	—	—	—	(163)
Transfers	—	(14)	17	(7)	3	—	(2)
Exchange rate movements	(16)	(4)	(34)	—	—	—	(54)
Closing balance, net	142	181	505	16	28	13	884
Cost of valuation	249	325	780	28	39	22	1,442
Accumulated depreciation and impairment	(107)	(144)	(275)	(11)	(11)	(9)	(558)
Net at 31 December 2022	142	181	505	16	28	13	884
Apart from the impact of the disposal of our operations in Tanzania, there have been no unusual significant events affecting lease liabilities (and right-of-use assets) during the year ended December 31, 2022.

Movements in right of use assets in 2021

Right-of-use assets	Land and buildings	Sites rental	Tower rental	Capacity	Other network equipment	Other	Total
	(US$ millions)
Opening balance, net	147	93	607	14	31	2	895
Change in scope	16	107	48	17	3	13	204
Additions	37	14	53	—	—	1	106
Modifications	14	8	3	—	1	(1)	25
Impairments	(1)	—	—	—	—	—	(1)
Disposals	(2)	(2)	(2)	—	(1)	—	(7)
Depreciation	(36)	(22)	(81)	(1)	(4)	(2)	(145)
Asset retirement obligations	1	—	—	—	—	—	—
Transfers	—	4	(17)	(1)	(5)	—	(18)
Exchange rate movements	(9)	(1)	(24)	—	—	—	(34)
Closing balance, net	169	201	587	29	25	13	1,024
Cost of valuation	254	317	908	34	40	21	1,573
Accumulated depreciation and impairment	(85)	(116)	(320)	(5)	(14)	(8)	(549)
Net at 31 December 2021	169	201	587	29	25	13	1,024